Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129664
Shareholder Report [Line Items]
Fund Name	Target 2020 Fund
Class Name	Investor Class
Trading Symbol	TRRUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2020 Fund - Investor Class	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2020 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,568	9,945	9,560
2015	9,735	9,988	9,799
2016	9,369	10,164	9,390
2016	9,913	10,299	9,953
2016	10,248	10,539	10,268
2016	10,149	10,205	10,207
2017	10,606	10,308	10,674
2017	10,932	10,462	10,964
2017	11,184	10,591	11,181
2017	11,482	10,533	11,578
2018	11,567	10,360	11,630
2018	11,567	10,423	11,701
2018	11,778	10,480	11,983
2018	11,413	10,391	11,588
2019	11,766	10,689	11,883
2019	11,888	11,090	11,933
2019	12,342	11,546	12,399
2019	12,686	11,513	12,835
2020	12,584	11,937	12,604
2020	12,563	12,134	12,708
2020	13,588	12,293	13,577
2020	14,101	12,351	14,053
2021	14,670	12,102	14,441
2021	15,283	12,085	15,039
2021	15,678	12,283	15,450
2021	15,503	12,209	15,304
2022	15,068	11,782	14,902
2022	14,342	11,091	14,186
2022	13,869	10,868	13,728
2022	13,950	10,641	13,882
2023	13,960	10,637	13,961
2023	14,174	10,854	14,211
2023	14,537	10,738	14,594
2023	14,675	10,767	14,712
2024	15,450	10,991	15,512
2024	15,777	10,995	15,815
2024	16,443	11,522	16,599
2024	16,743	11,507	16,859
2025	16,830	11,629	16,955
2025	16,955	11,596	17,155

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2020 Fund (Investor Class)	7.47%	6.18%	5.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	6.18	5.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 271,618,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,120,000
InvestmentCompanyPortfolioTurnover	23.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$271,618 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	43.1%
Domestic Equity Funds	27.5
International Bond Funds	15.2
International Equity Funds	10.1
Short-Term and Other	4.1

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	16.3
T. Rowe Price International Bond Fund (USD Hedged)	6.4
T. Rowe Price Value Fund	5.4
T. Rowe Price Growth Stock Fund	5.2
T. Rowe Price Hedged Equity Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5
T. Rowe Price International Value Equity Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129665
Shareholder Report [Line Items]
Fund Name	Target 2020 Fund
Class Name	Advisor Class
Trading Symbol	PAIRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2020 Fund - Advisor Class	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2020 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,566	9,945	9,560
2015	9,726	9,988	9,799
2016	9,358	10,164	9,390
2016	9,894	10,299	9,953
2016	10,221	10,539	10,268
2016	10,121	10,205	10,207
2017	10,570	10,308	10,674
2017	10,886	10,462	10,964
2017	11,128	10,591	11,181
2017	11,417	10,533	11,578
2018	11,493	10,360	11,630
2018	11,483	10,423	11,701
2018	11,684	10,480	11,983
2018	11,311	10,391	11,588
2019	11,661	10,689	11,883
2019	11,761	11,090	11,933
2019	12,213	11,546	12,399
2019	12,544	11,513	12,835
2020	12,433	11,937	12,604
2020	12,392	12,134	12,708
2020	13,408	12,293	13,577
2020	13,906	12,351	14,053
2021	14,448	12,102	14,441
2021	15,044	12,085	15,039
2021	15,424	12,283	15,450
2021	15,239	12,209	15,304
2022	14,814	11,782	14,902
2022	14,086	11,091	14,186
2022	13,608	10,868	13,728
2022	13,688	10,641	13,882
2023	13,679	10,637	13,961
2023	13,888	10,854	14,211
2023	14,232	10,738	14,594
2023	14,355	10,767	14,712
2024	15,111	10,991	15,512
2024	15,418	10,995	15,815
2024	16,057	11,522	16,599
2024	16,352	11,507	16,859
2025	16,433	11,629	16,955
2025	16,527	11,596	17,155

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2020 Fund (Advisor Class)	7.20%	5.93%	5.15%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	6.18	5.55

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 271,618,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,120,000
InvestmentCompanyPortfolioTurnover	23.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$271,618 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	43.1%
Domestic Equity Funds	27.5
International Bond Funds	15.2
International Equity Funds	10.1
Short-Term and Other	4.1

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	16.3
T. Rowe Price International Bond Fund (USD Hedged)	6.4
T. Rowe Price Value Fund	5.4
T. Rowe Price Growth Stock Fund	5.2
T. Rowe Price Hedged Equity Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5
T. Rowe Price International Value Equity Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169043
Shareholder Report [Line Items]
Fund Name	Target 2020 Fund
Class Name	I Class
Trading Symbol	TTURX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2020 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2020 Fund - I Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2020 Index, our diversified U.S. mid-cap equity structure contributed to performance for the trailing one-year period as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation. Additionally, exposure to short duration Treasury inflation protected securities contributed to performance for the period.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	499,035	500,699	498,561
5/31/16	527,992	507,362	528,465
8/31/16	546,332	519,149	545,174
11/30/16	541,023	502,698	541,921
2/28/17	565,920	507,785	566,703
5/31/17	583,295	515,371	582,098
8/31/17	596,698	521,706	593,650
11/30/17	612,584	518,855	614,701
2/28/18	617,628	510,349	617,463
5/31/18	617,628	513,441	621,239
8/31/18	629,417	516,232	636,247
11/30/18	609,940	511,892	615,275
2/28/19	628,834	526,526	630,906
5/31/19	635,306	546,303	633,545
8/31/19	660,114	568,745	658,323
11/30/19	678,990	567,131	681,466
2/29/20	673,553	588,039	669,170
5/31/20	672,434	597,740	674,727
8/31/20	727,817	605,562	720,878
11/30/20	755,789	608,440	746,108
2/28/21	786,218	596,175	766,700
5/31/21	819,050	595,320	798,464
8/31/21	840,743	605,052	820,297
11/30/21	831,362	601,422	812,567
2/28/22	808,798	580,411	791,206
5/31/22	770,490	546,373	753,167
8/31/22	745,157	535,374	728,855
11/30/22	750,100	524,202	737,027
2/28/23	750,330	523,984	741,246
5/31/23	762,454	534,665	754,536
8/31/23	781,987	528,986	774,837
11/30/23	789,396	530,386	781,091
2/29/24	831,696	541,418	823,612
5/31/24	849,991	541,645	839,681
8/31/24	885,876	567,585	881,300
11/30/24	902,763	566,851	895,086
2/28/25	908,413	572,865	900,203
5/31/25	914,379	571,213	910,828

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2020 Fund (I Class)	7.58%	6.34%	6.74%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.45
S&P Target Date 2020 Index (Strategy Benchmark)	8.47	6.18	6.69

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 271,618,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,120,000
InvestmentCompanyPortfolioTurnover	23.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$271,618 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	43.1%
Domestic Equity Funds	27.5
International Bond Funds	15.2
International Equity Funds	10.1
Short-Term and Other	4.1

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.1%
T. Rowe Price New Income Fund	16.3
T. Rowe Price International Bond Fund (USD Hedged)	6.4
T. Rowe Price Value Fund	5.4
T. Rowe Price Growth Stock Fund	5.2
T. Rowe Price Hedged Equity Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price U.S. Large-Cap Core Fund	3.7
T. Rowe Price Emerging Markets Bond Fund	3.5
T. Rowe Price International Value Equity Fund	3.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless